GUARANTEE LIABILITIES	12 Months Ended
Dec. 31, 2020
GUARANTEE LIABILITIES
GUARANTEE LIABILITIES

8.            GUARANTEE LIABILITIES

The movement of guarantee liabilities during 2019 and 2020 is as follows:

Guarantee liabilities-stand ready

RMB
As of January 1, 2019	1,399,174
Provision at the inception of new loans	3,979,475
Net payout (1)	(2,881,118)
Release on expiration	(285,406)
As of December 31, 2019	2,212,125
Adoption of ASC 326	(63,723)
As of January 1, 2020	2,148,402
Provision at the inception of new loans	6,921,127
Released into revenue	(4,896,032)
As of December 31, 2020	4,173,497

8.            GUARANTEE LIABILITIES - continued

Guarantee liabilities-contingent

RMB
As of January 1, 2019	—
Expense on guarantee liabilities	734,730
As of December 31, 2019	734,730

Adoption of ASC 326	1,952,545
As of January 1, 2020	2,687,275
Provision for contingent liabilities	4,794,127
Net payout (1)	(3,937,948)
As of December 31, 2020	3,543,454
(1)	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.

The following table summarizes the aging of the Group's contractual amounts of the outstanding loans subject to guarantee:

		31-60	61-90	Over 90
	0-30 days	days	days	days
	past	past	past	past
	due	due	due	due	Current	Total loans

Contractual amounts of the outstanding loans subject to guarantee:	355,252	158,048	68,919	—	55,019,645	55,601,864

As of December 31, 2019 and 2020, the contractual amounts of the outstanding loans subject to guarantee by the Group is estimated to be RMB 47,189,538 and RMB 55,601,864, respectively. The approximate term of guarantee compensation service ranged from 1 month to 24 months, as of both December 31, 2019 and 2020. As of December 31, 2019 and 2020, the contractual amounts of the outstanding loans not subject to guarantee by the Group were estimated to be RMB 4,002,754 and RMB 7,691,120, respectively.